Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Loans borrowed term	1 year
Minimum [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Annual interest rate	4.85%
Maximum [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Annual interest rate	20.00%